Related party transactions (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
NIPRO Corporation [Member]
IfrsStatementLineItems [Line Items]
Significant interest	£ 52,795	£ 30,775
Dr Alan Clark [Member]
IfrsStatementLineItems [Line Items]
Significant interest		22,621
Executive Directors [Member]
IfrsStatementLineItems [Line Items]
Due to related parties	£ 591,886	£ 253,338